Hedging Financial Instruments - Maturity Period of Outstanding Interest Rate Futures Contracts (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Interest rate futures contracts [member] | March 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	$ 169.4